Fair Value of Financial Instruments - Disclosure Of Quantitative Information Of Assets Liabilities (Parenthetical) (Detail) $ in Millions	6 Months Ended
Apr. 30, 2020 CAD ($)
Impact of a 10 basis point increase or decrease in discount margin [member]
Quantitative information about level 3 fair value measurements [Line items]
Business and government loans	$ 1
Corporate equity [member]
Quantitative information about level 3 fair value measurements [Line items]
Value of shares held in banks	$ 745